Revenue (Details) - Schedule of Revenue from Contracts with Customers	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)
Revenue from contracts with customers
Project management fees	RM 33,485,000		RM 6,850,000
Sale of goods	208,647,250		417,451,408
Rendering of information technology system			18,722,595
Total revenue	242,132,250	$ 51,859,552	443,024,003	RM 50,324,746
Timing of revenue recognition
Transferred at a point in time	RM 242,132,250		RM 443,024,003